WARRANTS AND OPTIONS	12 Months Ended
Dec. 31, 2021
Warrants And Options
WARRANTS AND OPTIONS

NOTE 15 – WARRANTS AND OPTIONS:

a) Warrants

(i)	Warrant transactions for the years ended December 31, 2021, and 2020 are as follows:

	Number	Weighted Average Exercise Price
Balance, January 1, 2020	1,277,464	ILS	2.5200
Exercise of warrants	(182,142)	ILS	2.5200
Warrants issued in the January 2020 Private Placement	277,779	ILS	5.124
Warrants issued in the November 2020 Private Placement	4,450,153	ILS	7.1418
Warrants issued in the December 2020 Private Placement	1,366,631	ILS	7.1418
Finders’ Fee Warrants	100,000	ILS	7.1418
Balance, December 31, 2020	7,289,885	ILS	6.1280
Exercise of warrants	(15,000)	ILS	5.124
Exercise of warrants	(80,000)	ILS	7.1418
Warrants issued in the April 2021 Private Placement (Note 13(l))	221,100	ILS	29.025
Warrants issued in the May 2021 Private Placement (Note 13(l))	1,084,562	ILS	29.025
Exercise of warrants	(14,502)	ILS	5.124
Exercise of warrants	(145,011)	ILS	5.124
Exercise of warrants	(45,000)	ILS	7.1418
Exercise of warrants	(14,502)	ILS	5.124
Exercise of warrants	(33,333)	ILS	7.1418
Exercise of warrants	(15,000)	ILS	5.124
Exercise of warrants	(55,000)	ILS	7.1418
Exercise of warrants	(100,000)	ILS	7.1418
Exercise of warrants	(595,231)	ILS	7.1418
Exercise of warrants (ii)	(1,095,322)	ILS	2.5200
Exercise of warrants	(7,251)	ILS	5.124
Exercise of warrants	(31,776)	ILS	7.1418
Exercise of warrants	(382,415)	ILS	7.1418
Balance, December 31, 2021	5,966,204	ILS	11.0318

(ii)	As of December 31, 2021, the Company had outstanding warrants, enabling the holders to acquire common shares as follows:

December 31, 2021	Expiry date	Exercise price			Exercise price (USD)
5,437	January 30, 2022	CAD	1.95		$1.53
61,077	January 30, 2022	ILS	5.124	(1)	$1.65
3,227,398	November 10, 2025	ILS	7.1418	(2)	$2.30
1,366,631	December 24, 2025	ILS	7.1418	(2)	$2.30
221,100	April 18, 2023	ILS	29.025	(3)	$9.33
1,084,562	May 28, 2023	ILS	29.025	(3)	$9.33
5,966,205

(1)	On June 30, 2021, warrant holders and the Company, agreed that the exercise price of CAD$1.95 would be payable in New Israeli Shekels. The exercise price is NIS 5.124 per warrant (see also Note 11).

(2)	On March 31, 2021, warrant holders and the Company, agreed that the exercise price of CAD$2.70 would be payable in New Israeli Shekels. The exercise price is NIS 7.1418 per warrant (see also Note 11).

(3)	On June 30, 2021, warrant holders and the Company, agreed that the exercise price of CAD$11.04 would be payable in New Israeli Shekels. The exercise price is NIS 29.025 per warrant (see also Note 11).

A2Z SMART TECHNOLOGIES CORP.

(Formerly A2Z TECHNOLOGIES CANADA CORP.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 15 – WARRANTS AND OPTIONS (CONTINUED):

a) Warrants (continued)

(iii)	On December 16, 2021, 1,095,322 warrants with an exercise price of ILS2.52 were exercised in a cashless mechanism and the warrant holders were granted 980,673 shares.

b) Stock Options

Stock option transactions for the years ended December 31, and 2020 are as follows:

	Number	Weighted Average Exercise Price (CAD)	Weighted Average Exercise Price (USD)
Balance January 1, 2020	182,909	$0.42	$0.32
Options granted	100,000	2.40
Options granted	613,333	1.50
Options granted	116,667	2.25
Exercise of options	(767)	1.14
Exercise of agent’s options	(47,619)	0.42
Exercise of options	(75,000)	0.42
Balance December 31, 2020	889,523	$1.62	$1.27
Options granted (i)	33,333	3.00
Options granted (ii)	116,667	3.00
Exercise of options	(8,333)	2.25
Options granted (iii)	50,000	8.40
Exercise of options	(59,524)	0.42
Exercise of options	(33,333)	1.50
Exercise of options	(33,333)	2.25
Options granted (iv)	116,700	6.00
Options granted (v)	16,677	8.00
Exercise of options	(35,000)	2.25
Exercise of options	(116,700)	6.00
Expiry of options	(116,667)	3.00
Balance December 31, 2021	820,010	$2.10	$1.65

A2Z SMART TECHNOLOGIES CORP.

(Formerly A2Z TECHNOLOGIES CANADA CORP.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 15 – WARRANTS AND OPTIONS (CONTINUED):

b) Stock Options (continued)

(i)	On January 28, 2021, 33,333 stock options were issued to a consultant with an exercise price of CAD$3.00. The options expire on January 28, 2025. The fair value of the options granted was estimated at CAD$90 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$2.82; Expected option life 4 years; Volatility 209%; Risk-free interest rate 0.30%; Dividend yield 0%.

(ii)	On January 28, 2021, 116,667 stock options were issued to a consultant with an exercise price of CAD$3.00. The options expire on December 31, 2021. The fair value of the options granted was estimated at CAD$191 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$2.82; Expected option life 0.92 years; Volatility 173%; Risk-free interest rate 0.11%; Dividend yield 0%.

(iii)	On June 3, 2021, 50,000 stock options were issued to a consultant with an exercise price of CAD$8.40. The options expire on June 3, 2026. The fair value of the options granted was estimated at CAD$445 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$9.18; Expected option life 5 years; Volatility 191%; Risk-free interest rate 0.93%; Dividend yield 0%.

(iv)	On August 23, 2021, 116,700 stock options were issued to consultants with an exercise price of CAD$6.00. The options expire on April 30, 2022. The fair value of the options granted was estimated at CAD$242 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$6.50; Expected option life 0.68 years; Volatility 126%; Risk-free interest rate 0.19%; Dividend yield 0%.

(v)	On October 28, 2021, 16,677 stock options were issued to a director with an exercise price of CAD$8.00. The options expire on October 28, 2026. The fair value of the options granted was estimated at CAD$242 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$9.37; Expected option life 5 years; Volatility 114%; Risk-free interest rate 1.43%; Dividend yield 0%.

(vi)	As at December 31, 2021, the Company had outstanding stock options, enabling the holders to acquire common shares as follows:

Outstanding as of December 31, 2021	Exercisable as of December 31, 2021	Expiry date	Exercise price (CAD)		Exercise price (USD)
100,000	100,000	January 23, 2023	CAD	2.40	$1.88
580,000	449,167	August 20, 2025	CAD	1.50	$1.18
40,000	40,000	September 1, 2025	CAD	2.25	$1.77
33,333	22,222	January 28, 2025	CAD	3.00	$2.36
50,000	16,667	June 3, 2026	CAD	8.40	$6.60
16,677	5,559	October 28, 2026	CAD	8.00	$6.28
820,010	633,615

(vii)	Share-based compensation expense is recognized over the vesting period of options. During the year ended December 31, 2021, share-based compensation of $843 was recognized and charged to the Consolidated Statement of Comprehensive Loss (December 31, 2020 – $800).

A2Z SMART TECHNOLOGIES CORP.

(Formerly A2Z TECHNOLOGIES CANADA CORP.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)